FAIR VALUE DISCLOSURES - Estimated Fair Values of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial assets
Investment securities held-to-maturity	$ 763,254	$ 726,259
Other investments	51,077	53,725
FDIC indemnification asset	12,017	17,630	$ 22,666	$ 45,091
Deposits
Noninterest-bearing	1,547,985	1,413,404
Savings	2,142,189	1,945,805
Time	1,321,843	1,406,124
Total deposits	6,525,788	6,179,624
Carrying value
Financial assets
Cash and short-term investments	204,048	148,575
Investment securities held-to-maturity	763,254	726,259
Other investments	51,077	53,725
Loans held for sale	13,135	20,957
Loans and leases, net of ALLL	5,699,521	5,335,362
FDIC indemnification asset	12,017	17,630
Interest Receivable	18,503	16,995
Deposits
Noninterest-bearing	1,547,985	1,413,404
Interest-bearing demand	1,513,771	1,414,291
Savings	2,142,189	1,945,805
Time	1,321,843	1,406,124
Total deposits	6,525,788	6,179,624
Short-term borrowings	807,912	938,425
Long-term debt	119,589	119,540
Interest Payable	5,049	5,003
Fair value
Financial assets
Cash and short-term investments	204,048	148,575
Investment securities held-to-maturity	763,575	731,951
Other investments		53,725
Loans held for sale	13,135	20,957
Loans and leases, net of ALLL	5,754,845	5,381,065
FDIC indemnification asset	6,720	9,756
Interest Receivable	18,503	16,995
Deposits
Noninterest-bearing	1,547,985	1,413,404
Interest-bearing demand	1,513,771	1,414,291
Savings	2,142,189	1,945,805
Time	1,316,333	1,406,489
Total deposits	6,520,278	6,179,989
Short-term borrowings	807,912	938,425
Long-term debt	117,878	118,691
Interest Payable	5,049	5,003
Fair Value, Inputs, Level 1 [Member] | Fair value
Financial assets
Cash and short-term investments	204,048	148,575
Investment securities held-to-maturity	0	0
Other investments		0
Loans held for sale	0	0
Loans and leases, net of ALLL	0	0
FDIC indemnification asset	0	0
Interest Receivable	0	0
Deposits
Noninterest-bearing	0	0
Interest-bearing demand	0	0
Savings	0	0
Time	0	0
Total deposits	0	0
Short-term borrowings	807,912	938,425
Long-term debt	0	0
Interest Payable	410	113
Fair Value, Inputs, Level 2 [Member] | Fair value
Financial assets
Cash and short-term investments	0	0
Investment securities held-to-maturity	763,575	731,951
Other investments		53,725
Loans held for sale	13,135	20,957
Loans and leases, net of ALLL	0	0
FDIC indemnification asset	0	0
Interest Receivable	5,705	5,791
Deposits
Noninterest-bearing	1,547,985	1,413,404
Interest-bearing demand	1,513,771	1,414,291
Savings	2,142,189	1,945,805
Time	1,316,333	1,406,489
Total deposits	6,520,278	6,179,989
Short-term borrowings	0	0
Long-term debt	117,878	118,691
Interest Payable	4,639	4,890
Fair Value, Inputs, Level 3 [Member] | Fair value
Financial assets
Cash and short-term investments	0	0
Investment securities held-to-maturity	0	0
Other investments		0
Loans held for sale	0	0
Loans and leases, net of ALLL	5,754,845	5,381,065
FDIC indemnification asset	6,720	9,756
Interest Receivable	12,798	11,204
Deposits
Noninterest-bearing	0	0
Interest-bearing demand	0	0
Savings	0	0
Time	0	0
Total deposits	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Interest Payable	$ 0	$ 0